LIABILITIES FOR UNPAID AND CLAIM EXPENSES - ROLLFORWARD OF THE UNPAID CLAIMS AND CLAIM EXPENSES (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross Balance at January 1, 2017	$ 1.1
Less Reinsurance	0.1
Net Balance at January 1, 2017	1.0
Incurred Claims (net) Related to:
Current Year	18.5
Prior Year	(0.7)
Total Incurred	17.8
Paid Claims (net) Related to:
Current Year	12.1
Prior Year	0.2
Total Paid	12.3
Net Balance at December 31, 2017	6.5
Add Reinsurance	3.4
Gross Balance at December 31, 2017	$ 9.9